Total operating costs - Employee Costs (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
Wages and salaries	€ 1,769	€ 1,544	€ 1,253
Social security costs	316	302	283
Pension and other employee benefits	233	170	119
Total employee costs	€ 2,318	€ 2,016	€ 1,655